Significant Accounting Policies - Capitalized Software (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Capitalized software, additions	$ 0.9	$ 1.9	$ 3.6
Capitalized software, amortization	$ 1.7	$ 6.8	$ 5.0
Minimum
Property, Plant and Equipment [Line Items]
Amortization period for capitalized software	3 years
Maximum
Property, Plant and Equipment [Line Items]
Amortization period for capitalized software	5 years